FEDERAL INCOME TAX (Details 1) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net operating loss carryforwards
Total deferred tax asset	65,574
Valuation allowance	(65,574)
Deferred tax asset, net of allowance
Naturalshrimp Incorporated [Member]
Deferred tax assets:
Net operating loss carryforwards		$ 6,022,000	$ 3,429,000
Other		(350,000)
Total deferred tax asset		5,672,000	3,429,000
Valuation allowance		(5,672,000)	(3,429,000)
Deferred tax asset, net of allowance